LOAN COMMITMENTS AND FINANCIAL GUARANTEE CONTRACTS	12 Months Ended
Dec. 31, 2025
Loan Commitments And Financial Guarantee Contracts
LOAN COMMITMENTS AND FINANCIAL GUARANTEE CONTRACTS

24)	LOAN COMMITMENTS AND FINANCIAL GUARANTEE CONTRACTS

The table below summarizes the total risk represented by loan commitments and financial guarantee contracts:

	R$ thousands
	On December 31, 2025	On December 31, 2024
Loan commitments (1)	358,376,828	341,763,232
Financial guarantees (2)	125,119,738	119,229,609
Letters of credit for imports	356,071	897,221
Total	483,852,637	461,890,062

(1) Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) Refers to guarantees mostly provided for Corporate customers.

Financial guarantees are conditional commitments for loans issued to ensure the performance of a customer in an obligation to a third party. There is usually the right of recourse against the customer to recover any amount paid under these guarantees. Moreover, we can retain cash or other highly liquid funds to counter-guarantee these commitments.

The contracts are subject to the same credit evaluations as other loans and advances. Letters of credit are issued mainly to endorse public and private debt issue agreements including commercial paper, securities financing and similar transactions. The letters of credit are subject to customer credit evaluation by the Management.

We issue letters of credit in connection with foreign trade transactions to guarantee the performance of a customer with a third party. These instruments are short-term commitments to pay the third-party beneficiary under certain contractual terms for the shipment of products. The contracts are subject to the same credit evaluation as other loans and advances.